Loans (Details) - Schedule of allowance for loan losses by portfolio segment - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
One- to four-family [Member]
Residential real estate
Beginning balance	$ 794	$ 671
Provision (credit) for loan losses	37	146
Loans charged off	(31)	(23)
Recoveries
Ending balance	800	794
Multi-family [Member]
Residential real estate
Beginning balance	291	184
Provision (credit) for loan losses	(60)	107
Loans charged off
Recoveries
Ending balance	231	291
Construction [Member]
Residential real estate
Beginning balance	12	6
Provision (credit) for loan losses	(8)	6
Loans charged off
Recoveries
Ending balance	4	12
Land [Member]
Residential real estate
Beginning balance	3	1
Provision (credit) for loan losses		2
Loans charged off
Recoveries
Ending balance	3	3
Farm [Member]
Residential real estate
Beginning balance	5	4
Provision (credit) for loan losses		1
Loans charged off
Recoveries
Ending balance	5	5
Nonresidential real estate [Member]
Residential real estate
Beginning balance	494	405
Provision (credit) for loan losses	(33)	89
Loans charged off
Recoveries
Ending balance	461	494
Commercial and industrial [Member]
Residential real estate
Beginning balance	5	3
Provision (credit) for loan losses	(3)	2
Loans charged off
Recoveries
Ending balance	2	5
Loans on deposits [Member]
Residential real estate
Beginning balance	2	2
Provision (credit) for loan losses	(1)
Loans charged off
Recoveries
Ending balance	1	2
Home equity [Member]
Residential real estate
Beginning balance	15	11
Provision (credit) for loan losses	6	42
Loans charged off		(45)
Recoveries		7
Ending balance	21	15
Automobile [Member]
Residential real estate
Beginning balance
Provision (credit) for loan losses
Loans charged off
Recoveries
Ending balance
Unsecured [Member]
Residential real estate
Beginning balance	1	1
Provision (credit) for loan losses	2	(3)
Loans charged off	(4)
Recoveries	2	3
Ending balance	1	1
Total [Member]
Residential real estate
Beginning balance	1,622	1,488
Provision (credit) for loan losses	(60)	192
Loans charged off	(35)	(68)
Recoveries	2	10
Ending balance	$ 1,529	1,622
Unallocated [Member]
Residential real estate
Beginning balance		200
Provision (credit) for loan losses		(200)
Loans charged off
Recoveries